Revolving Credit Agreement	6 Months Ended
Jun. 30, 2026
Revolving Credit Agreement [Abstract]
REVOLVING CREDIT AGREEMENT

NOTE 18 — REVOLVING CREDIT AGREEMENT

Webull Financial LLC

On September 6, 2024, Webull Financial LLC, our U.S. broker dealer subsidiary (“Webull Financial”), as borrower, and Webull Corporation, as guarantor, entered into a revolving credit agreement with a national bank (the “Revolving Loan”). The Revolving Loan provides for loans up to an aggregate principal amount of $75,000,000.

On February 21, 2025, Webull Financial terminated the Revolving Loan. Simultaneously with the revolving credit agreement termination, Webull Financial entered into a syndicated credit agreement (the “Syndicated Loan”) that provides for loans up to an aggregate principal amount of $150,000,000. Any outstanding principal under the Syndicated Loan is prepayable in whole or in part and matures on February 20, 2026.

On February 20, 2026, the Syndicate Loan was renewed and the aggregate principal amount increased to $200,000,000 and will mature on February 21, 2027.

The Syndicated Loan requires monthly interest payments made in arrears. The interest payments are calculated using a daily rate that is based on the greater of (i) the secured overnight financing rate as administered by the Federal Reserve Bank of New York for such day plus 0.11448%, (ii) the Federal Funds Rate for such day, and (iii) 0.25% plus 2.5% per annum, which was 6.29% as of June 30, 2026. We also are required to pay a quarterly commitment fee at a rate of 0.50% per annum on the average daily unused portion of available credit.

As of June 30, 2026 and December 31, 2025, there was no outstanding principal balance.

The Syndicated Loan contains financial covenants. Webull Financial shall at all times maintain (i) a tangible net worth of not less than $160,000,000, (ii) excess net capital of not less than $120,000,000, and (iii) a ratio of total assets to total regulatory capital of not more than 8.0 to 1.0. As of June 30, 2026, Webull Financial was in compliance with the Syndicated Loan’s financial covenants.

Hunan Weibu Information Technology Co., Ltd.

On March 25, 2026, Hunan Weibu Information Technology Co., Ltd., our technology support and development subsidiary, (“Hunan Weibu”), as borrower, and Webull Corporation as guarantor, entered into a credit facility agreement (the “Credit Facility”) with a major commercial bank. The Credit Facility provides for an aggregate borrowing amount of RMB 200,000,000, or the equivalent of $29,474,615, with an availability period commencing on March 25, 2026 and ending on March 24, 2027. As of June 30, 2026, Hunan Weibu has borrowed an aggregate of RMB 119,500,000, or the equivalent of $17,611,040, through a series of borrowings. The interest rate on the outstanding loan balance is fixed at 2.68% with the latest borrowing having a maturity of June 30, 2027.